Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 19 - Subsequent Events

Subsequent to September 30, 2022, the Company entered into two Investor relations agreements and issued a total of 225,000 shares of its common stock pursuant to the terms of the agreements.

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to September 30, 2022 to the date these financial statements were issued and has determined that it does not have any additional material subsequent events to disclose in these financial statements.

Note 17 - Subsequent Events

On December 8, 2021, the Company issued a Secured Promissory Note in the amount of $10,000,000 to Next Frontier Pharmaceuticals, Inc. (“NFP”) and entered into a Stock Purchase Agreement (“SPA”) whereby the Company would acquire NFP via a triangular merger. On February 17, 2022, NFP terminated the SPA and affirmed its obligations to the Company. In March 2022, the Company issued a Notice of Default to NFP regarding NFP’s secured promissory note payable to the Company. As a result, the Company has determined that the Note has been impaired and has taken an impairment charge of $10,000,000 against the 2021 earnings.

On January 6, 2022, the Company issued a Revolving Secured Promissory Note in the amount up to $5,000,000 to Next Frontier Pharmaceuticals, Inc. (“NFP”). The initial, and only advance under the Note was $1,000,000. The Note has a term of six months and interest at eight percent (8%).

In November 2021, the Company engaged Oppenheimer & Co. to repurchase shares of the Company common stock from the public market. At December 31, 2021, Oppenheimer had not repurchased any of the Company’s securities. At March 28, 2022 Oppenheimer had purchased 1,959,590 shares of the Company’s common stock at a total costs of $2,090,678 (average of $1.09 per share).

In connection with the proposed acquisition of Next Frontier Pharmaceuticals, Inc. in January 2022, Brian John, Ryan Allison, Rich Miller and Dr Glynn Wilson (the “Executives”) entered into Transition Advisory Agreements with the Company for the purpose of retainer their services for a two-year period subsequent to closing the transaction. The Executives were paid a total of $755,000 upon execution of the Agreements.

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to December 31, 2021 to the date these financial statements were issued and has determined that it does not have any additional material subsequent events to disclose in these financial statements.